As filed with the Securities and Exchange Commission on April 15, 2016

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 5	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 7	[X]

SMEAD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

600 University Street, Suite 2412

Seattle, Washington 98101

(Address of Principal Executive Offices)

(877) 807-4122

(Registrant’s Telephone Number, Including Area Code)

Cole W. Smead

600 University Place, Suite 2412

Seattle, WA 98101

(Name and address of Agent for Service)

with copy to:

Pamela M. Krill, Esq.

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [ ] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Smead Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 15th day of April, 2016.

SMEAD FUNDS TRUST

By:	/s/ Cole W. Smead
Cole W. Smead President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ Cole W. Smead Cole W. Smead	Trustee, President and Chief Executive Officer (Principal Executive Officer)	April 15, 2016

	/s/ William W. Smead* William W. Smead	Trustee and Chairman	April 15, 2016

	/s/ Steven J. LeMire Steven J. LeMire	Treasurer, Principal Financial Officer, Principal Accounting Officer and Chief Compliance Officer	April 15, 2016

	/s/ Greg Demopulos* Greg Demopulos	Trustee	April 15, 2016

	/s/ Peter M. Musser* Peter M. Musser	Trustee	April 15, 2016

	/s/ Walter F. Walker* Walter F. Walker	Trustee	April 15, 2016

	/s/ Nancy Zevenbergen* Nancy Zevenbergen	Trustee	April 15, 2016

*By:	/s/ Cole W. Smead
Cole W. Smead As Attorney-in-Fact

*Pursuant to Power of Attorney(s) incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-197810 and 811-22985) filed with the Securities and Exchange Commission on November 12, 2014 and to Registrant’s Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A (Registrant’s File Nos. 333-197810 and 811-22985) filed with the Securities and Exchange Commission on March 29, 2016.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase